Fair Value Measurements - Schedule of Fair Value Hierarchy for Financial Assets and Liabilities Measured at Fair Value (Details) - Measured at fair value on a recurring basis - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Financial assets and liabilities carried at fair value
Restricted cash equivalents		$ 56,550
Derivative assets	$ 10,788	9,836
Equity investments	22,867	20,094
Derivative liabilities	6,425	25,473
Level 1
Financial assets and liabilities carried at fair value
Restricted cash equivalents		56,550
Derivative assets	0	0
Equity investments	7,769	6,585
Derivative liabilities	0	0
Level 2
Financial assets and liabilities carried at fair value
Restricted cash equivalents		0
Derivative assets	8,317	7,317
Equity investments	0	0
Derivative liabilities	6,425	25,473
Level 3
Financial assets and liabilities carried at fair value
Restricted cash equivalents		0
Derivative assets	2,471	2,519
Equity investments	15,098	13,509
Derivative liabilities	$ 0	$ 0